Fair Value Measurements And Disclosure (Fair Value Leveling) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swaps [Member]
Asset Derivatives	$ 521	$ 537
Liability Derivatives	0	0
Interest Rate Swaps [Member] | Level 1 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Interest Rate Swaps [Member] | Level 2 [Member]
Asset Derivatives	521	537
Liability Derivatives	0	0
Interest Rate Swaps [Member] | Level 3 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Cross-Currency Swaps [Member]
Asset Derivatives	144	327
Liability Derivatives	(820)	(675)
Cross-Currency Swaps [Member] | Level 1 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Cross-Currency Swaps [Member] | Level 2 [Member]
Asset Derivatives	144	327
Liability Derivatives	(820)	(675)
Cross-Currency Swaps [Member] | Level 3 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Interest Rate Locks [Member]
Asset Derivatives	0	11
Liability Derivatives	(173)	(187)
Interest Rate Locks [Member] | Level 1 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Interest Rate Locks [Member] | Level 2 [Member]
Asset Derivatives	0	11
Liability Derivatives	(173)	(187)
Interest Rate Locks [Member] | Level 3 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Foreign Exchange Contracts [Member]
Asset Derivatives	2	6
Liability Derivatives	(9)	(2)
Foreign Exchange Contracts [Member] | Level 1 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Foreign Exchange Contracts [Member] | Level 2 [Member]
Asset Derivatives	2	6
Liability Derivatives	(9)	(2)
Foreign Exchange Contracts [Member] | Level 3 [Member]
Asset Derivatives	0	0
Liability Derivatives	0	0
Domestic Equities [Member]
Available-for-Sale Securities	947	976
Domestic Equities [Member] | Level 1 [Member]
Available-for-Sale Securities	947	976
Domestic Equities [Member] | Level 2 [Member]
Available-for-Sale Securities	0	0
Domestic Equities [Member] | Level 3 [Member]
Available-for-Sale Securities	0	0
International Equities [Member]
Available-for-Sale Securities	495	513
International Equities [Member] | Level 1 [Member]
Available-for-Sale Securities	495	513
International Equities [Member] | Level 2 [Member]
Available-for-Sale Securities	0	0
International Equities [Member] | Level 3 [Member]
Available-for-Sale Securities	0	0
Fixed Income Bonds [Member]
Available-for-Sale Securities	562	639
Fixed Income Bonds [Member] | Level 1 [Member]
Available-for-Sale Securities	0	0
Fixed Income Bonds [Member] | Level 2 [Member]
Available-for-Sale Securities	562	639
Fixed Income Bonds [Member] | Level 3 [Member]
Available-for-Sale Securities	$ 0	$ 0